Components of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 105,540	$ 104,136
Accumulated Amortization	(37,820)	(34,325)
Net Book Value	67,720	69,811
Trade names
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount, Indefinite	22,918	22,979
Net Book Value, Indefinite	22,918	22,979
Contract rights
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	67,627	66,142
Accumulated Amortization	(22,868)	(19,700)
Net Book Value, Finite	44,759	46,442
Amortization Period	14 years	14 years
Covenants not to compete
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	14,995	15,015
Accumulated Amortization	(14,952)	(14,625)
Net Book Value, Finite	$ 43	$ 390
Amortization Period	0 years	1 year